OTHER LONG-TERM LIABILTIES - Disclosure of composition of other long-term liabilities, net of current maturities (Details) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Categories Of Noncurrent Liabilities [Line Items]
Other long-term liabilities, net of current maturities		$ 20,716	$ 14,476
Contingent consideration
Categories Of Noncurrent Liabilities [Line Items]
Other long-term liabilities, net of current maturities	[1]	14,290	12,141
Deferred consideration
Categories Of Noncurrent Liabilities [Line Items]
Other long-term liabilities, net of current maturities	[1]	1,844	0
Liability for forward contract for acquisitions
Categories Of Noncurrent Liabilities [Line Items]
Other long-term liabilities, net of current maturities	[2]	0	1,485
Other
Categories Of Noncurrent Liabilities [Line Items]
Other long-term liabilities, net of current maturities		$ 4,582	$ 850

[1]	With regards to liability for deferred and contingent payments as of December 31, 2024, the company recognized a deferred and contingent liabilities as part of the acquisitions of Retail Pro International LLC and VMtecnologia LTDA, see note 6.
[2]	1. Put Option: The Company has issued a put option allowing for an additional investment of up to $1 million. This put option is a liability financial instrument measured at fair value through profit or loss. See note 4. 2. Call and Put Options: one of compay's investee sellers has granted the company right to purchase all 0ption shares held by the respective seller as of the specified date through a call option. Additionally, the company has granted each seller a put option to sell all or a portion of their 0ption shares. The call and put options are financial instrument measured at fair value through profit or loss, presented on net basis. See note 4.